EARNINGS PER COMMON SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	420,076	41,426	1,833,037
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	465,117	465,117	465,117